Revenue - Summary of Accounts Receivable Billed and Unbilled and Deferred Revenue (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Oct. 01, 2018	Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Allowance for doubtful accounts	$ 36,121	$ 21,211	$ 21,211